CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	431,000,000
Common stock, shares issued	133,294,897
Treasury stock, common shares	25,920